Condensed Financial Information of the Parent Company Only (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of the Parent Company Only
Schedule of Condensed Balance Sheets
Condensed Balance Sheets
	December 31,
(in thousands)	2014	2013
Assets
Cash and due from bank subsidiaries	$1,024	$450
Investment in equity securities	1,486	1,486
Investment in subsidiaries	130,728	122,413
Premises and equipment	0	0
Deferred tax asset	1,989	130
Other assets	308	1,011
Total assets	$135,535	$125,490

Liabilities and Stockholders’ Equity
Subordinated notes	$49,486	$49,486
Other liabilities	5,481	1,624
Stockholders’ equity	80,568	74,380
Total liabilities and stockholders’ equity	$135,535	$125,490

Schedule of Condensed Statements of Income
Condensed Statements of Income
	For the Years Ended December 31,
	2014	2013	2012
Income
Interest and dividends received from subsidiaries	$2,538	$15,039	$4,596
Total income	2,538	15,039	4,596
Expenses
Interest on subordinated notes	1,264	1,284	1,381
Other	1,730	1,778	2,889
Total expenses	2,994	3,062	4,270
Income before income tax benefit and
equity in undistributed income of subsidiaries	(456)	11,977	326
Income tax benefit	1,100	1,126	2,257
Equity in undistributed (losses) income of subsidiaries	7,010	(8,129)	239
Net income	$7,654	$4,974	$2,822

Schedule of Condensed Statements of Cash Flows
Condensed Statements of Cash Flows
	For the Years Ended December 31,
(in thousands)	2014	2013	2012

Cash flows from operating activities:
Net income	$7,654	$4,974	$2,822
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	0	1	1
Equity in undistributed (income) losses of subsidiaries	(7,010)	8,129	(239)
Stock based compensation expense	20	19	29
(Increase) decrease in deferred tax asset	(1,415)	1,325	(148)
Other, net	1,942	(182)	(813)
Net cash provided by operating activities	$1,191	$14,266	$1,652

Cash flows from investing activities:
Investment in subsidiary	$400	$4,550	$1,072
Net cash provided by investing activities	$400	$4,550	$1,072

Cash flows from financing activities:

Redemption of 18,255 and 12,000 shares, respectively, of preferred stock	$0	$(18,255)	$(12,000)
Cash dividends paid - preferred stock	0	(456)	(1,203)
Cash dividends paid - common stock	(1,017)	(978)	(940)
Warrant redemption	0	(540)	0
Net cash used in financing activities	$(1,017)	$(20,229)	$(14,143)
Net (decrease) increase in cash and due from banks	574	(1,413)	(11,419)
Cash and due from banks at beginning of year	450	1,863	13,282
Cash and due from banks at end of year	$1,024	$450	$1,863